Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue
License revenue	$ 0	$ 0	$ 0
Other income
Research material sales	59,709	119,089	191,721
Grant income	4,974,823	3,722,788	3,314,001
Net gain on foreign exchange	0	113,458	623,511
Fair value gain on financial assets	9,242	0	0
Net gain on fair value movement of warrants	0	0	131,896
Interest income	5,287,209	3,882,757	938,999
Miscellaneous	390	533	0
Total revenue and other income	10,331,373	7,838,625	5,200,128
Expenses
Research & development and intellectual property expenses	(61,410,533)	(41,546,724)	(36,257,187)
Corporate administrative expenses	(8,644,503)	(8,852,615)	(8,679,840)
Net loss on foreign exchange	(1,529,309)	0	0
Finance costs	(37,078)	(30,594)	(20,401)
Net Changes in fair value of convertible note liability	(144,115)	(125,317)	(139,048)
Loss before income tax expense	(61,434,165)	(42,716,625)	(39,896,348)
Income tax expense	0	0	0
Loss after income tax expense for the year	(61,434,165)	(42,716,625)	(39,896,348)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	14,384,243	(1,421,191)	3,592,502
Other comprehensive income/(loss) for the year, net of tax	14,384,243	(1,421,191)	3,592,502
Total comprehensive loss for the year	(47,049,922)	(44,137,816)	(36,303,846)
Loss for the year is attributable to:
Owners of Immutep Limited	(61,434,165)	(42,716,625)	(39,896,348)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited	$ (47,049,922)	$ (44,137,816)	$ (36,303,846)
Basic loss per share	$ (0.0422)	$ (0.0356)	$ (0.0447)
Diluted loss per share	$ (0.0422)	$ (0.0356)	$ (0.0447)